Share-Based Payment Plans (Details) shares in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 CAD shares	Feb. 29, 2016 CAD shares	Dec. 31, 2017 CAD measurement	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares		1.1
Exercise price of share options granted (in dollars per share)		CAD 5.93
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Vesting period			3 years
Compensation expense (reversal)			CAD 15,000,000	CAD 17,000,000	CAD (3,000,000)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Number of performance measures | measurement			3
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)			CAD 1,000,000	CAD 3,000,000	CAD (2,000,000)
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares		13.0
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years			3 years
Compensation expense (reversal)	CAD 1,000,000	CAD 1,000,000
Number of share options granted (in shares) | shares	0.7
Exercise price of share options granted (in dollars per share)	CAD 7.25
Expiration period of shares granted	7 years	7 years
Employee Share Purchase Plan | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of interest fee loan as percent of employee salary (as percent)			30.00%
Repayment period			3 years
Amount receivable from employees			CAD 1,000,000	CAD 1,000,000